Investment in associates and joint ventures - Additional information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of investments in associates and joint ventures [Line items]
Share of results	€ 43	€ 38
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [Line items]
Accumulated Impairment Losses	395		€ 395
TMBThanachart Bank Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [Line items]
Share of results	61		107
Associates and joint ventures
Disclosure of investments in associates and joint ventures [Line items]
Share of results	€ 43		€ 149
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [Line items]
Discount rate (cost of equity)	10.08%
Growth rate used to extrapolate cash flow projections	3.24%
TMBThanachart Bank Public Company Limited | Increase in cash flows
Disclosure of investments in associates and joint ventures [Line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	0.10
Increase (decrease) in value in use	€ 57
TMBThanachart Bank Public Company Limited | Decrease in cash flows
Disclosure of investments in associates and joint ventures [Line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	(0.10)
Increase (decrease) in value in use	€ (59)
TMBThanachart Bank Public Company Limited | Increase in discount rate
Disclosure of investments in associates and joint ventures [Line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	0.01
Increase (decrease) in value in use	€ 119
TMBThanachart Bank Public Company Limited | Decrease in discount rate
Disclosure of investments in associates and joint ventures [Line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	(0.01)
Increase (decrease) in value in use	€ (89)
TMBThanachart Bank Public Company Limited | Increase in terminal growth rate
Disclosure of investments in associates and joint ventures [Line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	(0.01)
Increase (decrease) in value in use	€ 87
TMBThanachart Bank Public Company Limited | Decrease in terminal growth rate
Disclosure of investments in associates and joint ventures [Line items]
Sensitivity analysis, reasonably possible change in risk variable (in percent)	0.01
Increase (decrease) in value in use	€ (65)
TMBThanachart Bank Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [Line items]
Interest held (%)	23.00%		23.00%